FEDERAL HOME LOAN BANK ADVANCES (Schedule of Rates on Advances) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances	$ 19,958	$ 13,230	$ 17,672
Rates of Advances 1 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances	7,500
Rates of Advances 1 [Member] | Minimum
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	0.00%
Rates of Advances 1 [Member] | Maximum
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	1.75%
Rates of Advances 2 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances	6,408	6,660	8,868
Rates of Advances 2 [Member] | Minimum
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	1.76%
Rates of Advances 2 [Member] | Maximum
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	2.75%
Rates of Advances 3 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances	4,778	5,216	6,899
Rates of Advances 3 [Member] | Minimum
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	2.76%
Rates of Advances 3 [Member] | Maximum
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	3.75%
Rates of Advances 4 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances	1,201	1,276	1,788
Rates of Advances 4 [Member] | Minimum
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	3.76%
Rates of Advances 4 [Member] | Maximum
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	4.75%
Rates of Advances 5 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances
Rates of Advances 5 [Member] | Minimum
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	4.76%
Rates of Advances 5 [Member] | Maximum
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	5.75%
Rates of Advances 6 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances	$ 71	$ 78	$ 117
Rates of Advances 6 [Member] | Minimum
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	5.76%
Rates of Advances 6 [Member] | Maximum
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	6.75%